Related Party Transactions (Details) (USD $)	12 Months Ended		32 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Details
Proceeds from related party loan	$ 2,409	$ 4,415	$ 7,614
Related party loan repaid	2,005		2,005
Note payable related party	5,609	5,205	5,609
Related party expense	$ 12,500